Other Non-financial Liabilities - Summary of Estimated Use of Liability (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other non-financial liabilities [line items]
Liabilities	$ 26,454,235,292	$ 17,854,034,339
Liabilities –“Quiero!” Customers Loyalty Program
Disclosure of other non-financial liabilities [line items]
Liabilities	550,290
Rewards System Liabilities
Disclosure of other non-financial liabilities [line items]
Liabilities	2,953,437
Up to 12 Months | Liabilities –“Quiero!” Customers Loyalty Program
Disclosure of other non-financial liabilities [line items]
Liabilities	33,149
Up to 12 Months | Rewards System Liabilities
Disclosure of other non-financial liabilities [line items]
Liabilities	2,295,537
Up to 24 Months | Liabilities –“Quiero!” Customers Loyalty Program
Disclosure of other non-financial liabilities [line items]
Liabilities	517,141
Up to 24 Months | Rewards System Liabilities
Disclosure of other non-financial liabilities [line items]
Liabilities	657,900
Over 24 Months | Liabilities –“Quiero!” Customers Loyalty Program
Disclosure of other non-financial liabilities [line items]
Liabilities	0
Over 24 Months | Rewards System Liabilities
Disclosure of other non-financial liabilities [line items]
Liabilities	$ 0